ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Advances to suppliers
Advances to suppliers	R$ 92,133	R$ 113,743
Non current	2,503,537	2,242,229
Forestry development program and partnerships
Advances to suppliers
Advances to suppliers	2,503,537	2,242,229
Advance to suppliers - others
Advances to suppliers
Advances to suppliers	92,133	113,743
Total Advanced for Suppliers
Advances to suppliers
Advances to suppliers	R$ 2,595,670	R$ 2,355,972